Inventories (Tables)	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2015	2014
Raw materials	$2,450	$2,603
Work in progress	3,636	4,056
Finished goods	12,599	12,053
Inventories	$18,685	$18,712